Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS

A.	FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2019 and December 31, 2018 are summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31,		December 31,
	2019	2018	2019	2018
Derivatives designated as hedging instruments
Foreign exchange contracts	23,820	22,327	7,489	22,637
Cross-currency interest rate swaps	6,183	4,378	—	—
	$30,003	$26,705	$7,489	$22,637
Derivatives not designated as hedging instruments
Foreign exchange contracts	66	222	337	1,299
	$66	$222	$337	$1,299

(*)	Presented as part of other receivables and long-term other receivables.

(**)	Presented as part of other payables and long-term other payables.

B.	EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2019 and December 31, 2018, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensie Income (*),(**)		Amount Excluded from Effectiveness Testing Recognized in Income (***)
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Derivatives designated as hedging instruments:
Foreign exchange contracts	$24,328	$(6,249)	$13,057	$10,180	$5,447	$2,726
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$—	$—	$—	$—	$(1,876)	$1,457

(*)	Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.

(***)
As of December 31, 2019, this amount includes gains of $2,327 reclassified into earnings as a result of the discontinuance of cash flow hedges because it was probable that the original forecast transaction would not occur by the end of the originally specified time frame.

(***)	As of December 31, 2019, presented as part of revenues. As of December, 2018, presented as part of financial income (expenses), net.
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

C.	NET EFFECT OF CROSS-CURRENCY SWAPS

The net effect on earnings from the cross-currency swaps in 2019 was a gain of approximately $3,900, of which approximately $3,300 was offset against exchange rate difference related to Series A Notes and approximately $600 was offset against interest expenses.

D.	FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2019 is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2019	2018	2019	2018
Euro	$81,258	$102,485	$330,433	$414,211
GBP	9,380	6,764	38,606	23,559
NIS	—	598,200	—	—
Other	35,662	41,467	63,093	57,266
	$126,300	$748,916	$432,132	$495,036